Investment in associates - Calibre - Narrative (Details) $ in Thousands, shares in Millions				12 Months Ended
	Jun. 20, 2024 USD ($) shares	Jan. 24, 2024	Jan. 23, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 21, 2024 USD ($) shares
Disclosure Of Investment In Associates [Line Items]
Loss on dilution				$ (8,984)	$ (943)
Share of net income of associates (Note 10)				2,630	19,871
Cash proceeds on sale of investment in associate (Note 10)				100,302	0
Long-term investments (Note 8)				76,717	86,007
Cost
Disclosure Of Investment In Associates [Line Items]
Long-term investments (Note 8)				86,711	97,621
Calibre
Disclosure Of Investment In Associates [Line Items]
Loss on dilution				(8,984)	(943)
Share of net income of associates (Note 10)				$ 4,874	$ 20,122
Consideration sold in shares (in shares) | shares	79
Equity investments owned, balance (in shares) | shares	111					32
Cash proceeds on sale of investment in associate (Note 10)	$ 100,302
Calibre | Cost
Disclosure Of Investment In Associates [Line Items]
Long-term investments (Note 8)						$ 43,000
Calibre | Mineral Properties
Disclosure Of Investment In Associates [Line Items]
Proportion of ownership interest in associate		15.00%	24.00%